General - Consolidated subsidiaries and their financial information (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
Woori bank
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.		Woori Financial Group Inc.
Subsidiaries		Woori Bank		Woori Bank
Main business		Bank		Bank
Percentage of ownership (%)		100.00%		100.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 443,340,979		₩ 415,976,627
Liabilities		417,583,793		391,360,200
Operating revenue		38,656,623		24,311,964
Net income (loss) attributable to owners		2,937,257		2,330,433
Comprehensive income (loss) attributable to owners		₩ 2,696,965		₩ 2,478,754
Woori Card Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.		Woori Financial Group Inc.
Subsidiaries		Woori Card Co., Ltd.		Woori Card Co., Ltd.
Main business		Finance		Finance
Percentage of ownership (%)		100.00%		100.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 16,118,967		₩ 14,116,832
Liabilities		13,692,456		11,858,065
Operating revenue		1,845,296		1,528,680
Net income (loss) attributable to owners		204,385		200,726
Comprehensive income (loss) attributable to owners		₩ 199,397		₩ 210,316
Woori Financial Capital Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.		Woori Financial Group Inc.
Subsidiaries		Woori Financial Capital Co., Ltd.		Woori Financial Capital Co., Ltd.
Main business		Finance		Finance
Percentage of ownership (%)		100.00%		100.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 12,581,473		₩ 10,259,868
Liabilities		11,040,754		9,073,104
Operating revenue		1,323,574		997,655
Net income (loss) attributable to owners		183,328		140,579
Comprehensive income (loss) attributable to owners		₩ 189,765		₩ 141,275
Woori Investment Bank Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.		Woori Financial Group Inc.
Subsidiaries		Woori Investment Bank Co., Ltd.		Woori Investment Bank Co., Ltd.
Main business		Other credit finance business		Other credit finance business
Percentage of ownership (%)		58.70%		58.70%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 5,657,191		₩ 5,159,742
Liabilities		4,982,410		4,559,856
Operating revenue		406,157		303,253
Net income (loss) attributable to owners		91,794		79,924
Comprehensive income (loss) attributable to owners		₩ 92,379		₩ 79,747
Woori Asset Trust Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.		Woori Financial Group Inc.
Subsidiaries		Woori Asset Trust Co., Ltd.		Woori Asset Trust Co., Ltd.
Main business		Real estate trust		Real estate trust
Percentage of ownership (%)		67.20%		67.20%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 322,098		₩ 254,773
Liabilities		94,573		86,418
Operating revenue		137,114		94,228
Net income (loss) attributable to owners		60,319		40,300
Comprehensive income (loss) attributable to owners		₩ 60,316		₩ 40,263
Woori Asset Management Corp.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.		Woori Financial Group Inc.
Subsidiaries		Woori Asset Management Corp.		Woori Asset Management Corp.
Main business		Finance		Finance
Percentage of ownership (%)		73.00%		73.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 185,389		₩ 151,651
Liabilities		62,568		30,144
Operating revenue		35,019		33,343
Net income (loss) attributable to owners		1,259		8,244
Comprehensive income (loss) attributable to owners		₩ 1,314		₩ 8,458
Woori Financial F&I Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.		Woori Financial Group Inc.
Subsidiaries		Woori Financial F&I Co., Ltd.		Woori Financial F&I Co., Ltd.
Main business		Finance		Finance
Percentage of ownership (%)		100.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 336,141
Liabilities		135,562
Operating revenue		8,086
Net income (loss) attributable to owners		867
Comprehensive income (loss) attributable to owners		₩ 867
Woori Savings Bank
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.		Woori Financial Group Inc.
Subsidiaries	[1]	Woori Savings Bank		Woori Savings Bank
Main business		Mutual saving bank		Mutual saving bank
Percentage of ownership (%)		100.00%		100.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		During March 2021, the Parent company acquired a 100% equity of Woori Financial Savings Bank from the Parent company’s subsidiary Woori Financial Capital Co., Ltd.		During March 2021, the Parent company acquired a 100% equity of Woori Financial Savings Bank from the Parent company’s subsidiary Woori Financial Capital Co., Ltd.
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 1,786,495		₩ 1,444,508
Liabilities		1,556,679		1,222,888
Operating revenue		110,868		85,813
Net income (loss) attributable to owners		10,607		15,315
Comprehensive income (loss) attributable to owners		₩ 10,998		₩ 14,926
Woori Credit Information Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.		Woori Financial Group Inc.
Subsidiaries		Woori Credit Information Co., Ltd.		Woori Credit Information Co., Ltd.
Main business		Credit information		Credit information
Percentage of ownership (%)		100.00%		100.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 42,832		₩ 40,510
Liabilities		9,240		8,532
Operating revenue		38,549		37,507
Net income (loss) attributable to owners		1,784		1,563
Comprehensive income (loss) attributable to owners		₩ 2,083		₩ 1,513
Woori Fund Service Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.		Woori Financial Group Inc.
Subsidiaries		Woori Fund Service Co., Ltd.		Woori Fund Service Co., Ltd.
Main business		Financial support service business		Financial support service business
Percentage of ownership (%)		100.00%		100.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 25,094		₩ 22,168
Liabilities		2,691		2,582
Operating revenue		16,337		15,618
Net income (loss) attributable to owners		3,917		3,570
Comprehensive income (loss) attributable to owners		₩ 3,917		₩ 3,570
Woori Private Equity Asset Management Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.		Woori Financial Group Inc.
Subsidiaries		Woori Private Equity Asset Management Co., Ltd.		Woori Private Equity Asset Management Co., Ltd.
Main business		Finance		Finance
Percentage of ownership (%)		100.00%		100.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 94,434		₩ 42,790
Liabilities		4,672		4,652
Operating revenue		7,830		4,230
Net income (loss) attributable to owners		1,902		2,209
Comprehensive income (loss) attributable to owners		₩ 1,872		₩ 2,113
Woori Global Asset Management Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.		Woori Financial Group Inc.
Subsidiaries		Woori Global Asset Management Co., Ltd.		Woori Global Asset Management Co., Ltd.
Main business		Finance		Finance
Percentage of ownership (%)		100.00%		100.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 34,988		₩ 35,265
Liabilities		7,090		7,579
Operating revenue		13,711		11,785
Net income (loss) attributable to owners		211		(441)
Comprehensive income (loss) attributable to owners		₩ 211		₩ (441)
Woori FIS Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.		Woori Financial Group Inc.
Subsidiaries		Woori FIS Co., Ltd.		Woori FIS Co., Ltd.
Main business		System software development & maintenance
Percentage of ownership (%)		100.00%		100.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 112,117		₩ 105,138
Liabilities		54,645		59,225
Operating revenue		296,235		270,393
Net income (loss) attributable to owners		1,069		1,587
Comprehensive income (loss) attributable to owners		₩ 11,559		₩ 8,010
Woori Finance Research Institute Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.		Woori Financial Group Inc.
Subsidiaries		Woori Finance Research Institute Co., Ltd.		Woori Finance Research Institute Co., Ltd.
Main business		Other service business		Other service business
Percentage of ownership (%)		100.00%		100.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 6,456		₩ 5,864
Liabilities		2,604		2,257
Operating revenue		7,006		6,812
Net income (loss) attributable to owners		46		57
Comprehensive income (loss) attributable to owners		₩ 245		₩ 64
Woori America Bank
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[2]	Woori America Bank		Woori America Bank
Main business		Finance		Finance
Percentage of ownership (%)		100.00%		100.00%
Location		America		America
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Woori Global Markets Asia Limited
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori Global Markets Asia Limited		Woori Global Markets Asia Limited
Main business		Finance		Finance
Percentage of ownership (%)		100.00%		100.00%
Location		Hong Kong		Hong Kong
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Woori Bank China Limited
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori Bank China Limited		Woori Bank China Limited
Main business		Finance		Finance
Percentage of ownership (%)		100.00%		100.00%
Location		China		China
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
AO Woori Bank
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[3]	AO Woori Bank		AO Woori Bank
Main business		Finance		Finance
Percentage of ownership (%)		100.00%		100.00%
Location		Russia		Russia
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
PT Bank Woori Saudara Indonesia 1906 Tbk
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[2]	PT Bank Woori Saudara Indonesia 1906 Tbk		PT Bank Woori Saudara Indonesia 1906 Tbk
Main business		Finance		Finance
Percentage of ownership (%)		84.20%		84.20%
Location		Indonesia		Indonesia
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Banco Woori Bank do Brasil S.A.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Banco Woori Bank do Brasil S.A		Banco Woori Bank do Brasil S.A
Main business		Finance		Finance
Percentage of ownership (%)		100.00%		100.00%
Location		Brazil		Brazil
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Korea BTL Infrastructure Fund
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Korea BTL Infrastructure Fund		Korea BTL Infrastructure Fund
Main business		Finance		Finance
Percentage of ownership (%)		99.90%		99.90%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Woori Finance Myanmar Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori Finance Myanmar Co., Ltd.		Woori Finance Myanmar Co., Ltd.
Main business		Finance		Finance
Percentage of ownership (%)		100.00%		100.00%
Location		Myanmar		Myanmar
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Wealth Development Bank
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Wealth Development Bank		Wealth Development Bank
Main business		Finance		Finance
Percentage of ownership (%)		51.00%		51.00%
Location		Philippines		Philippines
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Woori Bank Vietnam Limited
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori Bank Vietnam Limited		Woori Bank Vietnam Limited
Main business		Finance		Finance
Percentage of ownership (%)		100.00%		100.00%
Location		Vietnam		Vietnam
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Woori Bank (Cambodia) PLC
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[4]	Woori Bank (Cambodia) PLC		Woori Bank (Cambodia) PLC
Main business		Finance		Finance
Percentage of ownership (%)		100.00%		100.00%
Location		Cambodia		Cambodia
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Woori Bank Europe
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[2]	Woori Bank Europe		Woori Bank Europe
Main business		Finance		Finance
Percentage of ownership (%)		100.00%		100.00%
Location		Germany		Germany
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Kumho Trust First Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Kumho Trust First Co., Ltd		Kumho Trust First Co., Ltd
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Asiana Saigon Inc.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Asiana Saigon Inc.		Asiana Saigon Inc.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
KAMCO Value Recreation First Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		KAMCO Value Recreation First Securitization Specialty Co., Ltd.		KAMCO Value Recreation First Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		15.00%		15.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Deogi Dream Fourth Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5],[6]	Deogi Dream Fourth Co., Ltd		Deogi Dream Fourth Co., Ltd
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)				0.00%
Location		Korea		Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2022.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2022.
Jeonju Iwon Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Jeonju Iwon Ltd		Jeonju Iwon Ltd
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Wonju I one Inc.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Wonju I one Inc.		Wonju I one Inc.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Heitz Third Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Heitz Third Co., Ltd		Heitz Third Co., Ltd
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woorihansoop 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woorihansoop 1st Co., Ltd		Woorihansoop 1st Co., Ltd
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori International First Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori International First Co., Ltd		Woori International First Co., Ltd
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Wibihansoop 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Wibihansoop 1st Co., Ltd		Wibihansoop 1st Co., Ltd
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori QS 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori QS 1st Co., Ltd.		Woori QS 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Display 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5],[6]	Woori Display 1st Co., Ltd		Woori Display 1st Co., Ltd
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)				0.00%
Location		Korea		Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2022.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2022.
Tiger Eyes 2nd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5],[6]	Tiger Eyes 2nd Co., Ltd		Tiger Eyes 2nd Co., Ltd
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)				0.00%
Location		Korea		Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2022.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2022.
Woori Display 2nd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori Display 2nd Co., Ltd.		Woori Display 2nd Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Dream 2nd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori Dream 2nd Co., Ltd		Woori Dream 2nd Co., Ltd
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori H 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori H 1st Co., Ltd.		Woori H 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori K 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori K 1st Co., Ltd		Woori K 1st Co., Ltd
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori S 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori S 1st Co., Ltd.		Woori S 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Display 3rd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori Display 3rd Co.		Woori Display 3rd Co.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
TY 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	TY 1st Co., Ltd		TY 1st Co., Ltd
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori-HJ 3rd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5],[6]	Woori-HJ 3rd Co., Ltd		Woori-HJ 3rd Co., Ltd
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)				0.00%
Location		Korea		Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2022.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2022.
Woori K 2nd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5],[6]	Woori K 2nd Co., Ltd.		Woori K 2nd Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)				0.00%
Location		Korea		Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2022.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2022.
Woori KC No.1 Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori KC No.1 Co., Ltd		Woori KC No.1 Co., Ltd
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Quantum Jump the 2nd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Quantum Jump the 2nd Co., Ltd		Quantum Jump the 2nd Co., Ltd
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Quantum Jump the 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5],[6]	Quantum Jump the 1st Co., Ltd		Quantum Jump the 1st Co., Ltd
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)				0.00%
Location		Korea		Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2022.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2022.
Woori BK the 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5],[6]	Woori BK the 1st Co., Ltd		Woori BK the 1st Co., Ltd
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)				0.00%
Location		Korea		Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2022.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2022.
Woori-HC 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5],[6]	Woori-HC 1st Co., Ltd		Woori-HC 1st Co., Ltd
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)				0.00%
Location		Korea		Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2022.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2022.
Wivi Synergy 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5],[6]	Wivi Synergy 1st Co.,Ltd.		Wivi Synergy 1st Co.,Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)				0.00%
Location		Korea		Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2022.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2022.
ATLANTIC TRANSPORTATION 1 S.A.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	ATLANTIC TRANSPORTATION 1 S.A		ATLANTIC TRANSPORTATION 1 S.A
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Marshall islands		Marshall islands
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Gongdeok First Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori Gongdeok First Co., Ltd		Woori Gongdeok First Co., Ltd
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
HD Project Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	HD Project Co., Ltd.		HD Project Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori HW 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori HW 1st Co., Ltd.		Woori HW 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori HC 2nd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori HC 2nd Co., Ltd.		Woori HC 2nd Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Dream 3rd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori Dream 3rd Co., Ltd		Woori Dream 3rd Co., Ltd
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori SJS 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori SJS 1st Co., Ltd		Woori SJS 1st Co., Ltd
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Steel 1st Co., Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori Steel 1st Co., Ltd		Woori Steel 1st Co., Ltd
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
SPG the 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	SPG the 1st Co., Ltd.		SPG the 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori-HWC 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori-HWC 1st Co., Ltd		Woori-HWC 1st Co., Ltd
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori HC 3rd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori HC 3rd Co., Ltd		Woori HC 3rd Co., Ltd
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Park I 1st co., Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori Park I 1st co.		Woori Park I 1st co.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori DS 1st co., Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori DS 1st co., Ltd		Woori DS 1st co., Ltd
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori HC 4th Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori HC 4th Co., Ltd		Woori HC 4th Co., Ltd
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori SKR 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori SKR 1st Co., Ltd		Woori SKR 1st Co., Ltd
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Hchemical 1st Co., Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori H chemical 1st Co.,Ltd		Woori H chemical 1st Co.,Ltd
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
HE the 1st Co.,Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	HE the 1st Co.,Ltd		HE the 1st Co.,Ltd
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Hub The 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori Hub The 1st Co., Ltd		Woori Hub The 1st Co., Ltd
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori K The 3rd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori K The 3rd Co., Ltd		Woori K The 3rd Co., Ltd
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori KF 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori KF 1st Co., Ltd		Woori KF 1st Co., Ltd
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WooriI TS 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	WooriI TS 1st Co., Ltd		WooriI TS 1st Co., Ltd
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori H Square 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori H Square 1st Co., Ltd		Woori H Square 1st Co., Ltd
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori L Yongsan 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori L Yongsan 1st Co., Ltd		Woori L Yongsan 1st Co., Ltd
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori HC 5th Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori HC 5th Co., Ltd.		Woori HC 5th Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Ladena 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori Ladena 1st Co., Ltd.		Woori Ladena 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori HR 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori HR 1st Co., Ltd		Woori HR 1st Co., Ltd
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Lotte Dongtan 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori Lotte Dongtan 1st Co., Ltd		Woori Lotte Dongtan 1st Co., Ltd
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori HC 6th Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori HC 6th Co., Ltd		Woori HC 6th Co., Ltd
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori ECO 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori ECO 1st Co., Ltd		Woori ECO 1st Co., Ltd
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori HO First Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori HO 1th Co., Ltd		Woori HO 1th Co., Ltd
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori ESG First Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori ESG 1st Co.,Ltd		Woori ESG 1st Co.,Ltd
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Osiria First Co Limited
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori Osiria 1st Co.,Ltd		Woori Osiria 1st Co.,Ltd
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Eco Second Co Limited
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori Eco 2nd Co.,Ltd.		Woori Eco 2nd Co.,Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Gangnam Landmark Second Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Gangnam Landmark 2nd Co		Gangnam Landmark 2nd Co
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Hp The First Co Limited
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori HP the 1st co.,Ltd.		Woori HP the 1st co.,Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
G5 Pro Short-term Bond Investment Fund 13
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[6],[7]	G5 Pro Short-term Bond Investment Fund 13		G5 Pro Short-term Bond Investment Fund 13
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)				100.00%
Location		Korea		Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2022.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2022.
Heungkuk Global Private Placement Investment Trust No. 1
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[7]	Heungkuk Global Private Placement Investment Trust No. 1		Heungkuk Global Private Placement Investment Trust No. 1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		98.80%		98.80%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
AI Partners UK Water Supply Private Placement Investment Trust No.2
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[7]	AI Partners UK Water Supply Private Placement Investment Trust No.2		AI Partners UK Water Supply Private Placement Investment Trust No.2
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		97.30%		97.30%
Location		England		England
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Multi Asset Global Real Estate Investment Trust No. 5-2
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[7]	Multi Asset Global Real Estate Investment Trust No. 5-2		Multi Asset Global Real Estate Investment Trust No. 5-2
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		99.00%		99.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Igis Australia Investment Trust No. 209-1
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[7]	IGIS Australia Investment Trust No. 209-1		IGIS Australia Investment Trust No. 209-1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		99.40%		99.40%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
INMARK Spain Private Placement Real Estate Investment Trust No. 26-2
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[7]	INMARK Spain Private Placement Real Estate Investment Trust No. 26-2		INMARK Spain Private Placement Real Estate Investment Trust No. 26-2
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		97.70%		97.70%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WooriG Japan General Type Private Real Estate Feeder Investment Trust No.1-2
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[7]	Woori G Japan General Type Private Real Estate Feeder Investment Trust No.1-2		Woori G Japan General Type Private Real Estate Feeder Investment Trust No.1-2
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		98.80%		98.80%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
IGIS Global Private Placement Real Estate Fund No. 316-1
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[7]	IGIS Global Private Placement Real Estate Fund No. 316-1		IGIS Global Private Placement Real Estate Fund No. 316-1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		99.30%		99.30%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori G Secondary Private Placement Investment Trust No. 1
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[7]	Woori G Secondary Private Placement Investment Trust No. 1		Woori G Secondary Private Placement Investment Trust No. 1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		98.30%		98.10%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WooriG Japan Blind General Type Private Real Estate Feeder Investment Trust No.1
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[7]	Woori G Japan Blind General Type Private Real Estate Feeder Investment Trust No.1		Woori G Japan Blind General Type Private Real Estate Feeder Investment Trust No.1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		99.90%		99.80%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
JBairline Private Placement Investment Trust No.8
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[7]	JB Airline Private Placement Investment Trust No.8		JB Airline Private Placement Investment Trust No.8
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		97.00%		97.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Kiwoom Harmony Private Placement Investment Trust No. 2
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[7]	Kiwoom Harmony Private Placement Investment Trust No. 2		Kiwoom Harmony Private Placement Investment Trust No. 2
Main business				Securities investment and others
Percentage of ownership (%)		97.10%		97.10%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Kiwoom Harmony Private Placement Investment Trust No.1
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[7]	Kiwoom Harmony Private Placement Investment Trust No. 1		Kiwoom Harmony Private Placement Investment Trust No. 1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		97.20%		96.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Principal Guaranteed Trust
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[8]	Principal Guaranteed Trust		Principal Guaranteed Trust
Main business		Trust		Trust
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a ‘money trust’ under the Financial Investment Services and Capital Markets Act. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a ‘money trust’ under the Financial Investment Services and Capital Markets Act. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Principal and Interest Guaranteed Trust
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[8]	Principal and Interest Guaranteed Trust		Principal and Interest Guaranteed Trust
Main business		Trust		Trust
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a ‘money trust’ under the Financial Investment Services and Capital Markets Act. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a ‘money trust’ under the Financial Investment Services and Capital Markets Act. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
MAGI No.5 LuxCo S.a.r.l.
Significant investments in subsidiaries [Abstract]
Investor		Multi Asset Global Real Estate Investment Trust No. 5-2		Multi Asset Global Real Estate Investment Trust No. 5-2
Subsidiaries		MAGI No.5 LuxCo S.a.r.l.		MAGI No.5 LuxCo S.a.r.l.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		54.60%		54.60%
Location		Luxembourg		Luxembourg
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
ADP 16 Brussels
Significant investments in subsidiaries [Abstract]
Investor		MAGI No.5 LuxCo S.a.r.l.		MAGI No.5 LuxCo S.a.r.l.
Subsidiaries		ADP 16 Brussels		ADP 16 Brussels
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		99.90%		99.90%
Location		Belgium		Belgium
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
TUTU Finance –WCI Myanmar Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Card Co., Ltd.		Woori Card Co., Ltd.
Subsidiaries		TUTU Finance –WCI Myanmar Co., Ltd.		TUTU Finance –WCI Myanmar Co., Ltd.
Main business		Finance		Finance
Percentage of ownership (%)		100.00%		100.00%
Location		Myanmar		Myanmar
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Woori Card one of 2018-1 Securitization Specialty Co., Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Card Co., Ltd.		Woori Card Co., Ltd.
Subsidiaries	[5],[6]	Woori Card 2018-1 Securitization Specialty Co., Ltd.		Woori Card 2018-1 Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)				0.50%
Location		Korea		Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2022.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2022.
Woori Card 2019-1 Asset Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Card Co., Ltd.		Woori Card Co., Ltd.
Subsidiaries	[5]	Woori Card 2019-1 Asset Securitization Specialty Co., Ltd.		Woori Card 2019-1 Asset Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.50%		0.50%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Card 2020-1 Asset Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Card Co., Ltd.		Woori Card Co., Ltd.
Subsidiaries	[5]	Woori Card 2020-1 Asset Securitization Specialty Co., Ltd.		Woori Card 2020-1 Asset Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.50%		0.50%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Card 2021-1 Asset Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Card Co., Ltd.		Woori Card Co., Ltd.
Subsidiaries	[5]	Woori Card 2021-1 Asset Securitization Specialty Co., Ltd.		Woori Card 2021-1 Asset Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.50%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Card 2022-1 Asset Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Card Co., Ltd.		Woori Card Co., Ltd.
Subsidiaries	[5]	Woori Card 2022-1 Asset Securitization Specialty Co., Ltd.		Woori Card 2022-1 Asset Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Card 2022-2 Asset Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Card Co., Ltd.		Woori Card Co., Ltd.
Subsidiaries	[5]	Woori Card 2022-2 Asset Securitization Specialty Co., Ltd.		Woori Card 2022-2 Asset Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.50%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Card 2023-1 Asset Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Card Co., Ltd.		Woori Card Co., Ltd.
Subsidiaries	[5]	Woori Card 2023-1 Asset Securitization Specialty Co., Ltd.		Woori Card 2023-1 Asset Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.50%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
ACE Auto Invest the 48th Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Capital Co., Ltd.		Woori Financial Capital Co., Ltd.
Subsidiaries	[5],[6]	ACE Auto Invest the 48th Securitization Specialty Co., Ltd.		ACE Auto Invest the 48th Securitization Specialty Co., Ltd.
Main business				Asset securitization
Percentage of ownership (%)				1.00%
Location		Korea		Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2022.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2022.
ACE Auto Invest the 49th Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Capital Co., Ltd.		Woori Financial Capital Co., Ltd.
Subsidiaries	[5],[6]	ACE Auto Invest the 49th Securitization Specialty Co., Ltd.		ACE Auto Invest the 49th Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)				1.00%
Location		Korea		Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2022.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2022.
Specified Money Market Trust
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Capital Co., Ltd.		Woori Financial Capital Co., Ltd.
Subsidiaries		Specified Money Market Trust		Specified Money Market Trust
Main business		Trust		Trust
Percentage of ownership (%)		100.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Seari First Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Investment Bank Co., Ltd.		Woori Investment Bank Co., Ltd.
Subsidiaries	[5],[6]	Seari First Securitization Specialty Co., Ltd.		Seari First Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)				5.00%
Location		Korea		Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2022.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2022.
Seari Second Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Investment Bank Co., Ltd.		Woori Investment Bank Co., Ltd.
Subsidiaries	[5]	Seari Second Securitization Specialty Co., Ltd.		Seari Second Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		5.00%		5.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Namjong 1st Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Investment Bank Co., Ltd.		Woori Investment Bank Co., Ltd.
Subsidiaries	[5]	Namjong 1st Securitization Specialty Co., Ltd.		Namjong 1st Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		5.00%		5.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Bukgeum First Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Investment Bank Co., Ltd.		Woori Investment Bank Co., Ltd.
Subsidiaries	[5]	Bukgeum First Securitization Specialty Co., Ltd.		Bukgeum First Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		5.00%		5.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Bukgeum Second Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Investment Bank Co., Ltd.		Woori Investment Bank Co., Ltd.
Subsidiaries	[5]	Bukgeum Second Securitization Specialty Co., Ltd.		Bukgeum Second Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		5.00%		5.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WS1909 Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Investment Bank Co., Ltd.		Woori Investment Bank Co., Ltd.
Subsidiaries	[5]	WS1909 Securitization Specialty Co., Ltd.		WS1909 Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		5.00%		5.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WS2003 Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Investment Bank Co., Ltd.		Woori Investment Bank Co., Ltd.
Subsidiaries	[5]	WS2003 Securitization Specialty Co., Ltd.		WS2003 Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		5.00%		5.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WS2006 Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Investment Bank Co., Ltd.		Woori Investment Bank Co., Ltd.
Subsidiaries	[5]	WS2006 Securitization Specialty Co., Ltd.		WS2006 Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		5.00%		5.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WJ2008 Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Investment Bank Co., Ltd.		Woori Investment Bank Co., Ltd.
Subsidiaries	[5]	WJ2008 Securitization Specialty Co., Ltd.		WJ2008 Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		5.00%		5.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WH2103 Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Investment Bank Co., Ltd.		Woori Investment Bank Co., Ltd.
Subsidiaries	[5]	WH2103 Securitization Specialty Co., Ltd.		WH2103 Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		5.00%		5.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WN2103 Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Investment Bank Co., Ltd.		Woori Investment Bank Co., Ltd.
Subsidiaries	[5]	WN2103 Securitization Specialty Co., Ltd.		WN2103 Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		5.00%		5.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WH2106 Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Investment Bank Co., Ltd.		Woori Investment Bank Co., Ltd.
Subsidiaries	[5]	WH2106 Securitization Specialty Co., Ltd.		WH2106 Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		5.00%		5.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
One Punch Korea the 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Investment Bank Co., Ltd.		Woori Investment Bank Co., Ltd.
Subsidiaries	[5],[6]	One Punch Korea the 1st Co., Ltd.		One Punch Korea the 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2022.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2022.
One Punch blue the 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Investment Bank Co., Ltd.		Woori Investment Bank Co., Ltd.
Subsidiaries	[5],[6]	One Punch blue the 1st Co., Ltd.		One Punch blue the 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2022.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2022.
One Punch red the 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Investment Bank Co., Ltd.		Woori Investment Bank Co., Ltd.
Subsidiaries	[5],[6]	One Punch red the 1st Co., Ltd.		One Punch red the 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2022.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2022.
Woori China Convertible Bond Hedging feeder Investment Trust H (debt-oriented hybrid)
Significant investments in subsidiaries [Abstract]
Investor		Woori Asset Management Corp.		Woori Asset Management Corp.
Subsidiaries	[7]	Woori China Convertible Bond Hedging feeder Investment Trust H (debt-oriented hybrid)		Woori China Convertible Bond Hedging feeder Investment Trust H (debt-oriented hybrid)
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		88.00%		93.60%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Together TDF 2025
Significant investments in subsidiaries [Abstract]
Investor		Woori Asset Management Corp.		Woori Asset Management Corp.
Subsidiaries	[6],[7]	Woori Together TDF 2025		Woori Together TDF 2025
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		0.00%		34.10%
Location		Korea		Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2022.
Woori Together TDF 2030
Significant investments in subsidiaries [Abstract]
Investor		Woori Asset Management Corp.		Woori Asset Management Corp.
Subsidiaries	[6],[7]	Woori Together TDF 2030		Woori Together TDF 2030
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		0.00%		32.30%
Location		Korea		Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2022.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2022.
Woori Together TDF 2035
Significant investments in subsidiaries [Abstract]
Investor		Woori Asset Management Corp.		Woori Asset Management Corp.
Subsidiaries	[7]	Woori Together TDF 2035		Woori Together TDF 2035
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		57.10%		56.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Together TDF 2040
Significant investments in subsidiaries [Abstract]
Investor		Woori Asset Management Corp.		Woori Asset Management Corp.
Subsidiaries	[7]	Woori Together TDF 2040		Woori Together TDF 2040
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		58.30%		55.70%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Together TDF 2045
Significant investments in subsidiaries [Abstract]
Investor		Woori Asset Management Corp.		Woori Asset Management Corp.
Subsidiaries	[7]	Woori Together TDF 2045		Woori Together TDF 2045
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		69.30%		65.20%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Together TDF 2050
Significant investments in subsidiaries [Abstract]
Investor		Woori Asset Management Corp.		Woori Asset Management Corp.
Subsidiaries	[7]	Woori Together TDF 2050		Woori Together TDF 2050
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		66.30%		63.60%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Star50 Feeder Fund(H)
Significant investments in subsidiaries [Abstract]
Investor		Woori Asset Management Corp.		Woori Asset Management Corp.
Subsidiaries	[6],[7]	Woori Star50 Feeder Fund(H)		Woori Star50 Feeder Fund(H)
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		0.00%		44.80%
Location		Korea		Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2022.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2022.
Woori BIG2 Plus Securities Investment Trust (Balanced Bond)
Significant investments in subsidiaries [Abstract]
Investor		Woori Asset Management Corp.		Woori Asset Management Corp.
Subsidiaries	[6],[7]	Woori BIG2 Plus Securities Investment Trust (Balanced Bond)		Woori BIG2 Plus Securities Investment Trust (Balanced Bond)
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		0.00%		40.80%
Location		Korea		Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2022.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2022.
Japanese Hotel Real Estate Private Equity Fund 1
Significant investments in subsidiaries [Abstract]
Investor	[9]	Woori Financial Capital Co., Ltd., Woori Private Equity Asset Management Co., Ltd. and Woori Investment Bank Co., Ltd.		Woori Financial Capital Co., Ltd., Woori Private Equity Asset Management Co., Ltd. and Woori Investment Bank Co., Ltd.
Subsidiaries	[7]	Japanese Hotel Real Estate Private Equity Fund 1		Japanese Hotel Real Estate Private Equity Fund 1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		100.00%		100.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori G Global Multi Asset Income Private Placement Investment Trust_Class Cs
Significant investments in subsidiaries [Abstract]
Investor		Woori Global Asset Management Co., Ltd.		Woori Global Asset Management Co., Ltd.
Subsidiaries	[7]	Woori G Global Multi Asset Income Private Placement Investment Trust_Class Cs		Woori G Global Multi Asset Income Private Placement Investment Trust_Class Cs
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		37.90%		37.90%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Innovative Growth Professional Investment Type Private Investment Trust No.1
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori Bank, Woori Financial Capital Co., Ltd., Woori Investment Bank Co., Ltd., Woori Savings Bank and Woori Private Equity Asset Management Co., Ltd.		Held by Woori Bank, Woori Financial Capital Co., Ltd., Woori Investment Bank Co., Ltd., Woori Savings Bank and Woori Private Equity Asset Management Co., Ltd.
Subsidiaries	[7]	Woori Innovative Growth Professional Investment Type Private Investment Trust No.1		Woori Innovative Growth Professional Investment Type Private Investment Trust No.1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		90.00%		90.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Innovative Growth Professional Investment Type Private Investment Trust No.2
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori Bank, Woori Financial Capital Co., Ltd., Woori Investment Bank Co., Ltd. and Woori Private Equity Asset Management Co., Ltd.		Held by Woori Bank, Woori Financial Capital Co., Ltd., Woori Investment Bank Co., Ltd. and Woori Private Equity Asset Management Co., Ltd.
Subsidiaries	[7]	Woori Innovative Growth Professional Investment Type Private Investment Trust No.2		Woori Innovative Growth Professional Investment Type Private Investment Trust No.2
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		85.00%		85.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Innovative Growth New Deal Private Investment Trust No.3
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori Bank, Woori Financial Capital Co., Ltd., Woori Investment Bank Co., Ltd. and Woori Private Equity Asset Management Co., Ltd.		Held by Woori Bank, Woori Financial Capital Co., Ltd., Woori Investment Bank Co., Ltd. and Woori Private Equity Asset Management Co., Ltd.
Subsidiaries	[7]	Woori Innovative Growth New Deal Private Investment Trust No.3		Woori Innovative Growth New Deal Private Investment Trust No.3
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		94.30%		94.30%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Heungkuk Woori Tech Company Private Placement Investment Trust No.1
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori bank and Woori Investment Bank Co., Ltd.		Held by Woori bank and Woori Investment Bank Co., Ltd.
Subsidiaries	[6],[7]	Heungkuk Woori Tech Company Private Placement Investment Trust No. 1		Heungkuk Woori Tech Company Private Placement Investment Trust No. 1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)				100.00%
Location		Korea		Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2022.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2022.
Woori Global Development Infrastructure Synergy Company Private Placement Investment Trust No.1
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori bank and Woori Investment Bank Co., Ltd.
Subsidiaries	[7]	Woori Global Development Infrastructure Synergy Company Private Placement Investment Trust No.1		Woori Global Development Infrastructure Synergy Company Private Placement Investment Trust No.1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		100.00%		100.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori G North America Infra Private Placement Investment Trust No. 1
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori bank and Woori Investment Bank Co., Ltd.		Held by Woori bank and Woori Investment Bank Co., Ltd.
Subsidiaries	[7]	Woori G NorthAmerica Infra Private Placement Investment Trust No. 1		Woori G NorthAmerica Infra Private Placement Investment Trust No. 1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		100.00%		100.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori G Infrastructure New Deal Specialized Investment Private Equity Investment Trust No. 1
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori bank and Woori Investment Bank Co., Ltd.		Held by Woori bank and Woori Investment Bank Co., Ltd.
Subsidiaries	[7]	Woori G Infrastructure New Deal Specialized Investment Private Equity Investment Trust No. 1		Woori G Infrastructure New Deal Specialized Investment Private Equity Investment Trust No. 1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		100.00%		100.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WooriG General Type Private Real Estate Investment Trust No.2
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori bank and Woori Investment Bank Co., Ltd.		Held by Woori bank and Woori Investment Bank Co., Ltd.
Subsidiaries	[7]	Woori G General Type Private Real Estate Investment Trust No.2		Woori G General Type Private Real Estate Investment Trust No.2
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		30.10%		30.10%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WooriG ESG Infrastructure Development General Type Private Investment Trust No.1
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori bank and Woori Investment Bank Co., Ltd.		Held by Woori bank and Woori Investment Bank Co., Ltd.
Subsidiaries	[7]	Woori G ESG Infrastructure Development General Type Private Investment Trust No.1		Woori G ESG Infrastructure Development General Type Private Investment Trust No.1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		100.00%		100.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WooriG General Type Private Real Estate Investment Trust No.1
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori bank		Held by Woori bank
Subsidiaries	[7]	Woori G General Type Private Real Estate Investment Trust No.1		Woori G General Type Private Real Estate Investment Trust No.1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		80.00%		80.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Seoul- Chuncheon Highway Private Placement Special Asset Investment Trust No.1
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori G Infrastructure New Deal General Type Private Investment Trust		Held by Woori G Infrastructure New Deal General Type Private Investment Trust
Subsidiaries	[7]	Woori Seoul- Chuncheon Highway Private Placement Special Asset Investment Trust No.1		Woori Seoul- Chuncheon Highway Private Placement Special Asset Investment Trust No.1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		48.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
GK Woorido
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori G Private Placement Investment Trust No. 3		Held by Woori G Private Placement Investment Trust No. 3
Subsidiaries		GK Woorido		GK Woorido
Main business		Other financial services		Other financial services
Percentage of ownership (%)		100.00%
Location		Japan		Japan
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Woori G Private Placement Investment Trust No. 3
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori G Japan Blind General Type Private Real Estate Feeder Investment Trust No.1		Held by Woori G Japan Blind General Type Private Real Estate Feeder Investment Trust No.1
Subsidiaries	[7]	Woori G Private Placement Investment Trust No. 3		Woori G Private Placement Investment Trust No. 3
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		76.50%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022	[10]	Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori FG Digital Investment Fund 1st
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori Bank, Woori Card Co., Woori Financial Capital Co., Ltd. and Woori Investment Bank Co., Ltd.		Held by Woori Bank, Woori Card Co., Woori Financial Capital Co., Ltd. and Woori Investment Bank Co., Ltd.
Subsidiaries	[7]	Woori FG Digital Investment Fund 1st		Woori FG Digital Investment Fund 1st
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		100.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Busan Logistics Infra Private Placement Special Asset Investment Trust
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori Bank and Woori Financial Capital Co., Ltd.		Held by Woori Bank and Woori Financial Capital Co., Ltd.
Subsidiaries	[7]	Woori Busan Logistics Infra Private Placement Special Asset Investment Trust		Woori Busan Logistics Infra Private Placement Special Asset Investment Trust
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		100.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori G Equity Investment General Type Private Investment Trust No.1
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori Bank and Woori Financial Capital Co., Ltd.		Held by Woori Bank and Woori Financial Capital Co., Ltd.
Subsidiaries	[7]	Woori G Equity Investment General Type Private Investment Trust No.1		Woori G Equity Investment General Type Private Investment Trust No.1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		100.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori G Renewable New Deal Fund No.1
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori Bank and Woori Financial Capital Co., Ltd.		Held by Woori Bank and Woori Financial Capital Co., Ltd.
Subsidiaries	[7]	Woori G Renewable New Deal Fund No.1		Woori G Renewable New Deal Fund No.1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		60.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori G Government Bond MMF C/I
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori bank		Held by Woori bank
Subsidiaries	[7]	Woori G Government Bond MMF C/I		Woori G Government Bond MMF C/I
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		46.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori G Senior Loan General Type Private Investment Trust No.2
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori bank		Held by Woori bank
Subsidiaries	[7]	Woori G Senior Loan General Type Private Investment Trust No.2		Woori G Senior Loan General Type Private Investment Trust No.2
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		50.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori G General Type Private Real Estate Investment Trust No.5
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori bank		Held by Woori bank
Subsidiaries	[7]	Woori G General Type Private Real Estate Investment Trust No.5		Woori G General Type Private Real Estate Investment Trust No.5
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		86.80%		87.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori G Woori Bank Partners Professional Type Private Investment Trust No. 2
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori bank		Held by Woori bank
Subsidiaries	[7]	Woori G Woori Bank Partners Professional Type Private Investment Trust No. 2		Woori G Woori Bank Partners Professional Type Private Investment Trust No. 2
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		90.90%		90.90%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori G Global Mid-market Secondary General Type Private Investment Trust No.1(EUR)
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori bank		Held by Woori bank
Subsidiaries		Woori G Global Mid-market Secondary General Type Private Investment Trust No.1(EUR)		Woori G Global Mid-market Secondary General Type Private Investment Trust No.1(EUR)
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		80.00%		80.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori G WooriBank Partners General Type Private Investment Trust No.1
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori bank		Held by Woori bank
Subsidiaries	[7]	Woori G WooriBank Partners General Type Private Investment Trust No.1		Woori G WooriBank Partners General Type Private Investment Trust No.1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		92.60%		92.60%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori G New Deal(Infrastructure) Policy Fund No.1
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori Bank, Woori Financial Capital Co., Ltd., and Woori Global Asset Management Co., Ltd		Held by Woori Bank, Woori Financial Capital Co., Ltd., and Woori Global Asset Management Co., Ltd
Subsidiaries	[7]	Woori G New Deal(Infrastructure) Policy Fund No.1		Woori G New Deal(Infrastructure) Policy Fund No.1
Main business		Securities investment and others
Percentage of ownership (%)		70.00%
Location		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori G GP Commitment Loan General Type Private Investment Trust No.2
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori Bank, Woori Financial Capital Co., Ltd., and Woori Investment Bank Co., Ltd.		Held by Woori Bank, Woori Financial Capital Co., Ltd., and Woori Investment Bank Co., Ltd.
Subsidiaries	[7]	Woori G GP Commitment Loan General Type Private Investment Trust No.2		Woori G GP Commitment Loan General Type Private Investment Trust No.2
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		100.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Woori G Equity Bridge Loan General Type Private Investment Trust No.1
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori Bank, Woori Financial Capital Co., Ltd., and Woori Investment Bank Co., Ltd.		Held by Woori Bank, Woori Financial Capital Co., Ltd., and Woori Investment Bank Co., Ltd.
Subsidiaries	[7]	Woori G Equity Bridge Loan General Type Private Investment Trust No.1		Woori G Equity Bridge Loan General Type Private Investment Trust No.1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		80.00%		80.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Woori G GP Commitment Loan General Type Private Investment Trust No.1
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori Bank, Woori Financial Capital Co., Ltd., and Woori Investment Bank Co., Ltd.		Held by Woori Bank, Woori Financial Capital Co., Ltd., and Woori Investment Bank Co., Ltd.
Subsidiaries	[7]	Woori G GP Commitment Loan General Type Private Investment Trust No.1		Woori G GP Commitment Loan General Type Private Investment Trust No.1
Main business				Securities investment and others
Percentage of ownership (%)		100.00%		100.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Woori G Happy Retirement Lifetime Income TIF Mixed Asset Investment Trust[FoF] C(Y)
Significant investments in subsidiaries [Abstract]
Investor		Woori Global Asset Management Co., Ltd.		Woori Global Asset Management Co., Ltd.
Subsidiaries	[7]	Woori G Happy Retirement Lifetime Income TIF Mixed Asset Investment Trust[FoF] C(Y)		Woori G Happy Retirement Lifetime Income TIF Mixed Asset Investment Trust[FoF] C(Y)
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		99.30%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WK2212 Asset Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial F&I Co., Ltd.		Woori Financial F&I Co., Ltd.
Subsidiaries	[5]	WK2212 Asset Securitization Specialty Co., Ltd.		WK2212 Asset Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		5.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WN2212 Asset Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial F&I Co., Ltd.		Woori Financial F&I Co., Ltd.
Subsidiaries	[5]	WN2212 Asset Securitization Specialty Co., Ltd.		WN2212 Asset Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		5.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WI2209 Securitization Specialty Co., Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial F&I Co., Ltd.		Woori Financial F&I Co., Ltd.
Subsidiaries	[5]	WI2209 Securitization Specialty Co., Ltd		WI2209 Securitization Specialty Co., Ltd
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		5.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WNI2206 Asset Securitization Specialty Co., Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial F&I Co., Ltd.		Woori Financial F&I Co., Ltd.
Subsidiaries	[5]	WNI2206 Asset Securitization Specialty Co., Ltd		WNI2206 Asset Securitization Specialty Co., Ltd
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		5.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WM2203 Asset Securitization Specialty Co., Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial F&I Co., Ltd.		Woori Financial F&I Co., Ltd.
Subsidiaries	[5]	WM2203 Asset Securitization Specialty Co., Ltd		WM2203 Asset Securitization Specialty Co., Ltd
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		5.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WI2203 Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial F&I Co., Ltd.		Woori Financial F&I Co., Ltd.
Subsidiaries	[5]	WI2203 Securitization Specialty Co., Ltd.		WI2203 Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		5.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Multi Return Private Equity 2
Significant investments in subsidiaries [Abstract]
Investor		Woori Asset Management Corp.		Woori Asset Management Corp.
Subsidiaries	[7]	Woori Multi Return Private Equity 2		Woori Multi Return Private Equity 2
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		30.90%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori High Graded Bond Target Return Fund 1
Significant investments in subsidiaries [Abstract]
Investor		Woori Asset Management Corp.		Woori Asset Management Corp.
Subsidiaries	[7]	Woori High Graded Bond Target Return Fund 1		Woori High Graded Bond Target Return Fund 1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		77.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Together OCIO Target Return Feeder fund
Significant investments in subsidiaries [Abstract]
Investor		Woori Asset Management Corp.		Woori Asset Management Corp.
Subsidiaries	[7]	Woori Together OCIO Target Return Feeder fund		Woori Together OCIO Target Return Feeder fund
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		81.20%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Together OCIO Target Return Master fund
Significant investments in subsidiaries [Abstract]
Investor		Woori Asset Management Corp.		Woori Asset Management Corp.
Subsidiaries	[7],[11]	Woori Together OCIO Target Return Master fund		Woori Together OCIO Target Return Master fund
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		100.00%
Location		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Franklin Technology Feeder Fund (H)
Significant investments in subsidiaries [Abstract]
Investor		Woori Asset Management Corp.		Woori Asset Management Corp.
Subsidiaries	[7]	Woori Franklin Technology Feeder Fund (H)		Woori Franklin Technology Feeder Fund (H)
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		71.80%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Franklin Technology Master Fund (USD)
Significant investments in subsidiaries [Abstract]
Investor		Woori Asset Management Corp.		Woori Asset Management Corp.
Subsidiaries	[7],[11]	Woori Franklin Technology Master Fund (USD)		Woori Franklin Technology Master Fund (USD)
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		91.10%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. As a master-feeder fund, it is the percentage of the feeder fund’s ownership in the master fund.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. As a master-feeder fund, it is the percentage of the feeder fund’s ownership in the master fund.
Kiwoom Frontier Private Investment Trust No.23[Bond]
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[7]	Kiwoom Frontier Private Investment Trust No.23[Bond]		Kiwoom Frontier Private Investment Trust No.23[Bond]
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		99.80%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
PT Woori Finance Indonesia Tbk [Member]
Significant investments in subsidiaries [Abstract]
Investor		Woori Card Co., Ltd.		Woori Card Co., Ltd.
Subsidiaries		PT Woori Finance Indonesia Tbk.		PT Woori Finance Indonesia Tbk.
Main business		Finance		Finance
Percentage of ownership (%)		82.00%
Location		Indonesia		Indonesia
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Woori G Japan Private Placement Real Estate Feeder Investment Trust No.1-1
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori Financial Capital Co., Ltd		Held by Woori Financial Capital Co., Ltd
Subsidiaries	[7]	Woori G Japan Private Placement Real Estate Feeder Investment Trust No.1-1		Woori G Japan Private Placement Real Estate Feeder Investment Trust No.1-1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		63.20%		63.20%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori G Japan Private Placement Real Estate Master Investment Trust No.1
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori G Japan Private Placement Real Estate Feeder Investment Trust No.1-1 and Woori G Japan Investment Trust No. 1-2		Held by Woori G Japan Private Placement Real Estate Feeder Investment Trust No.1-1 and Woori G Japan Investment Trust No. 1-2
Subsidiaries	[7]	Woori G Japan Private Placement Real Estate Master Investment Trust No.1		Woori G Japan Private Placement Real Estate Master Investment Trust No.1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		100.00%		100.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori G Japan Private Placement Real Estate Master Investment Trust No.2-1
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori Financial Capital Co., Ltd. and Woori Investment Bank Co., Ltd.		Held by Woori Financial Capital Co., Ltd. and Woori Investment Bank Co., Ltd.
Subsidiaries	[7]	Woori G Japan Private Placement Real Estate Master Investment Trust No.2-1		Woori G Japan Private Placement Real Estate Master Investment Trust No.2-1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		100.00%		100.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori G Japan Private Placement Real Estate Master Investment Trust No.2
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori G Japan Private Placement Real Estate Master Investment Trust No.1 and Woori G Japan Private Placement Real Estate Master Investment Trust No.2-1		Held by Woori G Japan Private Placement Real Estate Master Investment Trust No.1 and Woori G Japan Private Placement Real Estate Master Investment Trust No.2-1
Subsidiaries	[7]	Woori G Japan Private Placement Real Estate Master Investment Trust No.2		Woori G Japan Private Placement Real Estate Master Investment Trust No.2
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		100.00%		100.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2022		Dec. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
GK OK Chatan
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori G Japan Private Placement Real Estate Master Investment Trust No.1		Held by Woori G Japan Private Placement Real Estate Master Investment Trust No.1
Subsidiaries	[7]	GK OK Chatan		GK OK Chatan
Main business		Other financial services		Other financial services
Percentage of ownership (%)		99.90%		99.90%
Location		Japan		Japan
Financial statements date of use	[10]	Oct. 31, 2022		Oct. 31, 2021
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.

[1]	During March 2021, the Parent company acquired a 100% equity of Woori Financial Savings Bank from the Parent company’s subsidiary Woori Financial Capital Co., Ltd.
[2]	Additional investment occurred made for year ended December 31, 2021.
[3]	The Russia—Ukraine conflict has been escalated in February 2022, Russia is imposed to the international sanctions. Due to the sanctions, the lack of liquidity in the Russian foreign exchange market as well as the significant decline in value of the Rubles and the decline in value of Russian companies’ securities are in progress. As a result, the Group may experience situations such as a decrease in value of financial assets or operating assets owned by the Group regarding the conflict, an increase in receivable payment terms, limitation to transfer funds, decrease in the profit. As of December 31, 2022, the Group expects such conflict and sanctions would have financial impacts on the business of AO Woori Bank, one of the subsidiaries, in the future. However, the Group cannot reasonably predict the financial impacts because it is very uncertain to estimate the impact on the Group’s financial position and business performance.
[4]	The Parent company’s subsidiary WB Finance Co., Ltd. has changed the name to WOORI BANK (CAMBODIA) PLC.
[5]	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
[6]	Companies are excluded from the consolidation as of December 31, 2022.
[7]	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
[8]	The entity is a ‘money trust’ under the Financial Investment Services and Capital Markets Act. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
[9]	Determined that the Group controls the investees, considering the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns, by two or more subsidiaries’ investment or operation.
[10]	As the financial statements for the end of the reporting period were not available, the most recent financial statements available from the date of settlement were used.
[11]	As a master-feeder fund, it is the percentage of the feeder fund’s ownership in the master fund.